SUBSEQUENT EVENTS (Details Narrative) - USD ($)						6 Months Ended		12 Months Ended
	Aug. 19, 2026	Mar. 17, 2026	Feb. 02, 2026	Jan. 29, 2026	Jan. 28, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Mar. 13, 2026	Jan. 14, 2026	Jul. 22, 2025	Jan. 28, 2025	Aug. 02, 2024	Jul. 11, 2024	Jul. 01, 2024	Apr. 01, 2024
Subsequent Event [Line Items]
Warrants to purchase exercise price per share			$ 1.00	$ 1.00					$ 1.25	$ 5.00		$ 5.00	$ 10.00	$ 10.00	$ 1.25	$ 2.50	$ 2.50
Debt issuance costs						$ 575,972
Related Party [Member]
Subsequent Event [Line Items]
Convertible note amount						1,050,000		$ 1,040,000	$ 1,000,000
Proceeds from convertible debt						$ 10,000		$ 40,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Convertible note amount			$ 50,000	$ 50,000
Interest rate			18.00%	18.00%
Debt instrument convertible conversion price			$ 1.00	$ 1.00
Debt instrument warrants number of shares issuable			50,000	50,000
Warrants to purchase exercise price per share	$ 5.00	$ 5.00	$ 1.00	$ 1.00
Conversion discount rate	35.00%	35.00%
Warrants to purchase shares	166,667	100,000
Debt issuance costs	$ 10,000
Subsequent Event [Member] | Secured Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Interest rate		12.00%
Principal amount		$ 550,000
Proceeds from convertible debt		500,000
Original issued discount		$ 50,000
Subsequent Event [Member] | Two Convertible Promissory Notes [Member]
Subsequent Event [Line Items]
Interest rate	12.00%
Principal amount	$ 165,000
Proceeds from convertible debt	150,000
Original issued discount	$ 15,000
Subsequent Event [Member] | Consultant [Member]
Subsequent Event [Line Items]
Number of share issued for services					250,000
Subsequent Event [Member] | Related Party [Member]
Subsequent Event [Line Items]
Convertible note amount											$ 10,000
Interest rate											15.00%